Condensed Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Class A Ordinary Shares
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption value (in Dollars)	$ 1,949,468	$ 17,250,000	$ 17,250,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	1,800,000	300,000	300,000
Ordinary shares, shares outstanding	1,800,000	300,000	300,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	2,812,500	4,312,500	4,312,500
Ordinary shares, shares outstanding	2,812,500	4,312,500	4,312,500